Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity High Dividend ETF	Nov. 29, 2022
Fidelity High Dividend ETF | Return Before Taxes
Average Annual Return:
Past 1 year	29.32%
Past 5 years	13.17%
Since Inception	13.28%
Fidelity High Dividend ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.40%
Past 5 years	12.01%
Since Inception	12.11%
Fidelity High Dividend ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.87%
Past 5 years	10.13%
Since Inception	10.24%
IXZ6K
Average Annual Return:
Past 1 year	29.70%
Past 5 years	13.49%
Since Inception	13.63%	[1]
RS001
Average Annual Return:
Past 1 year	26.45%
Past 5 years	18.43%
Since Inception	18.24%	[1]

[1]	A From September 12, 2016